Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Commissions and fees
Lending business	454	434	489	888	930
Investment and portfolio management	891	934	1,002	1,825	1,906
Other securities business	25	23	26	48	54
Fiduciary business	916	957	1,028	1,873	1,960
Underwriting	603	460	479	1,063	898
Brokerage	890	973	1,119	1,863	2,164
Underwriting and brokerage	1,493	1,433	1,598	2,926	3,062
Other services	446	451	423	897	834
Commissions and fees	3,309	3,275	3,538	6,584	6,786